Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net Income (Loss)	$ (8,431,800)	$ 1,111,919
Adjustments to reconcile net loss to net cash used in operating activities:
Change in warrant liability	7,527,162	(1,238,234)
Interest earned on cash and marketable securities held in trust account	(37,656)	(27,342)
Changes in operating assets and liabilities:
Prepaid expenses	(1,857)	(297,371)
Accounts payable and accrued expenses	281,393	129,388
Net cash used in operating activities	(662,758)	(321,640)
Cash flows from investing activities:
Investments held in Trust		(170,000,000)
Net cash used in investing activities		(170,000,000)
Cash flows from financing activities:
Proceeds from sale of common stock to initial stockholders		25,000
Proceeds from sale of Units, net of offering costs		169,129,879
Proceeds from sale of Private Placement Units		2,280,000
Sale of shares to GW Sponsor 2, LLC		163,125
Proceeds from note payable-related party		135,000
Payment of note payable-related party		(135,000)
Net cash provided by financing activities		171,598,004
Net change in cash	(662,758)	1,276,364
Cash, beginning of the period	1,276,364
Cash, end of period	613,606	1,276,364
Supplemental disclosure of cash flow information:
Initial value of common stock subject to possible redemption (restated)		156,065,767
Change in common stock subject to possible redemption	$ (8,431,800)	$ 1,238,234